Reclamation deposit (Details)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Sep. 06, 2017 CAD ($)	Sep. 06, 2017 USD ($)
Reclamation deposit
Reclamation deposit	$ 80,742	$ 77,660	$ 80,742	$ 62,659